Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in U.S. dollars (''$'' ''dollar'' or ''dollars'')
b.	Financial statements in U.S. dollars (“$” “dollar” or “dollars”):

Most of the revenues of the Company and its subsidiaries, other than the Company’s subsidiary in Brazil, are denominated in U.S. dollars. Financing activities are made in U.S. dollars. Therefore, the Company’s management believes that the currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the dollar, which is used as the functional currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Transactions and balances in other currencies are re-measured into dollars in accordance with the principles set forth in Statement of Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters”.

Other than in the Company’s subsidiary in Brazil, all exchange gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the consolidated statement of operations when they arise.

Amounts in the financial statements representing the dollar equivalent of balances denominated in other currencies do not necessarily represent their real or economic value and such amounts may not necessarily be exchangeable for dollars.

For the Company’s subsidiary in Brazil, whose functional currency has been determined to be its local currency, assets and liabilities are translated at year-end exchange rates and statements of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive loss in the shareholders’ equity.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Cash and cash equivalents
d.	Cash and cash equivalents:
The Company considers all highly liquid deposit instruments with an original maturity of three months or less at the date of purchase to be cash equivalents.
Restricted bank deposit
e.	Restricted bank deposit:
Restricted bank deposit represents restricted cash which is pledged in favor of the bank that provides guarantees to the Company.
Short-term bank deposit
f.	Short-term bank deposit:

Short-term bank deposit is a deposit with an original maturity of more than three months but equal or less than one year from the date of investment and which does not meet the definition of cash equivalents. The deposit is presented according to its terms of deposit.

Concentration of credit risk
g.	Concentration of credit risk:

Financial instruments that may subject the Company to significant concentration of credit risk consist mainly of cash and cash equivalents, restricted bank deposit, short-term bank deposit, severance pay fund and trade receivables.

Cash and cash equivalents, restricted bank deposit and short-term bank deposit are maintained with major financial institutions mainly in Israel. Assets held for severance benefits are maintained with major insurance companies and financial institutions in Israel. Such deposits are not insured. However, management believes that such financial institutions are financially sound and, accordingly, low credit risk exists with respect to these investments.

The Company grants credit to customers without generally requiring collateral or security. The risk of collection associated with trade receivables is reduced by geographical dispersion of the Company’s customer base. The Company establishes an allowance for doubtful accounts based on historical experience, credit quality, the age of the accounts receivable balances and current economic conditions that may affect a customer’s ability to pay. No additional allowances for doubtful accounts were recorded during the year ended December 31, 2017 and 2015. During the year ended December 31, 2016, the Company recorded allowance for doubtful accounts of $9. Actual collection experience may not meet expectations and may result in future bad debt expense. No bad debt expenses were recorded during the years ended December 31, 2017, 2016 and 2015.

Inventories
h.	Inventories:

Inventories are stated at the lower of cost and net realizable value. Cost is determined on a “moving average” basis. Inventory write-offs are provided to cover technological obsolescence, excess inventories and discontinued products.

Inventory write-off is measured as the difference between the cost of the inventory and net realizable value based upon assumptions about future demand and is charged to the cost of revenues. At the point of the loss recognition, a new, lower-cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Total inventory write-offs during the years ended December 31, 2017, 2016 and 2015 amounted to $369, $498 and $346, respectively.

Property and equipment
i.	Property and equipment:

Property and equipment are stated at cost less accumulated depreciation. Maintenance and repairs are charged to operations as incurred.

Depreciation is calculated on the straight-line method over the estimated useful lives of the assets.

Annual rates of depreciation are as follows:

%

Computers and electronic equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	At the shorter of the lease period or useful life of the leasehold improvement

Impairment of long-lived assets
j.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, plants and equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is assessed by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured at the amount by which the carrying amount of the asset exceeds its fair value. During the years ended December 31, 2017, 2016 and 2015, no impairment losses were identified.

Revenue recognition
k.	Revenue recognition:

The Company’s revenues are generated mainly from fixed price contracts and from sales of its product solution. The Company’s product solution is sold to customers directly, through resellers and to lesser extent through distributors. Sales through resellers considered final sell per revenue recognition criteria. The Company recognizes its revenue through distributers on a “sale through” basis and therefore revenues from its distributors are deferred until all revenue recognition criteria of the sale to the end customer are met.

Product and related services revenues contain software components and non-software components that function together to deliver the product’s essential functionality as well as related professional services. As such, revenues from sales of products and related services are recognized in accordance with ASC 605, “Revenue Recognition”, when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is reasonably assured.

Products are typically considered delivered upon shipment. In instances where final acceptance of the product is specified by the customer, and the acceptance is deemed substantive, revenue is deferred until all acceptance criteria have been met. The Company’s arrangements generally do not include any provisions for cancellation, termination or refunds.

The Company also generates sales through independent representatives. These representatives do not hold any of the Company’s inventories, and they do not buy products from the Company. The Company invoices the end-user customers directly, collects payment directly and then pays commissions to the representative for the sales in its territory.

Revenues in arrangements with multiple deliverables are allocated using the relative selling price method. The selling price for each deliverable is based on vendor-specific objective evidence (“VSOE”) if available, third-party evidence (“TPE”) if VSOE is not available, or estimated selling price (“ESP”) if neither VSOE or TPE is available. The Company determines the ESP by considering several external and internal factors including, but not limited to, pricing history and practices, discounting, margin objectives and competition.

Revenues from fixed price contracts (projects) contain mainly software product which is sold as part of an overall solution offered to the customers that combines the sale of software licenses with services which includes significant customization, modification, implementation and integration. Those services are deemed essential to the software. Thus, revenue is generally recognized over the course of these long-term projects based on ASC 605-35, “Construction-Type and Production-Type Contracts”, using the percentage-of-completion method, based on a percentage that incurred labor effort to date bears to total projected labor effort. The amount of revenue recognized is based on the total fees under the arrangement and the percentage of completion achieved. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract.

Under the Company’s selling arrangements, the Company generally provides a one-year warranty, which includes bug fixing and a hardware warranty (“Warranty”) for all its products. After the Warranty period initially provided with the Company’s products ends, the Company may sell extended warranty contracts on a standalone basis, which includes bug fixing and a hardware warranty.

Revenues from warranty and support include revenue related to extended warranty contracts which are recognized pursuant to ASC 605-20-25, “Separately Priced Extended Warranty and Product Maintenance Contracts.” Pursuant to this provision, revenue related to separately priced product maintenance contracts is deferred and recognized over the term of the maintenance period.

Deferred revenues represent unrecognized fees collected for extended warranty services as well as other advances and payments received from customers, for which revenue has not yet been recognized.

Cost of revenues
l.	Cost of revenues:

Cost of revenues are comprised of cost of third-party hardware and software license fees, maintenance fees related to such third-party hardware and software, employees’ salaries and related costs, shipping and handling costs, subcontractors, inventory write-offs, indirect taxes, importation taxes and royalties to the Israel Innovation Authority (the “IIA”).

Share-based compensation
m.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation — Stock Compensation”, which requires companies to estimate the fair value of share-based payment awards on the grant date using an option-pricing model.

The Company recognizes compensation expenses for the value of its awards granted based on the accelerated attribution method over the requisite service period of each of the awards, net of forfeitures as incurred. The Company elected to early adopt Accounting Standards Update (“ASU”) No. 2016-09, “Compensation-Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting” (ASU 2016-09) issued by the Financial Accounting Standards Board (“FASB”), which among other items, provides an accounting policy election to account for forfeitures as they occur, rather than to account for them based on an estimate of expected forfeitures. The Company elected to account for forfeitures as they occur and therefore, share-based compensation expense for the years ended December 31, 2017 and 2016 has been calculated based on actual forfeitures.

The Company selected the Black-Scholes option-pricing model as the most appropriate fair value method for its share-options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term. Expected volatility was calculated based upon actual historical share price movements over the most recent periods ending on the grant date, equal to the expected option term. The expected term was generated by running the Monte Carlo model pursuant to which historical post-vesting forfeitures and suboptimal exercise factor are estimated by using historical option exercise information. The suboptimal exercise factor is the ratio by which the share price must increase over the exercise price before employees are expected to exercise their share options. The expected term of the options granted is derived from the output of the options valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the expected term of the options. Historically the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore uses an expected dividend yield of zero in the option-pricing model.

The fair value for options granted in 2017, 2016 and 2015 is estimated at the date of grant with the following weighted average assumptions:

	2017	2016	2015

Dividend yield	0%	0%	0%
Expected volatility	46.4%-55.9%	50.7%-59.4%	51.4%-62%
Risk-free interest	1.6%-2.1%	0.8%-1.4%	0.6%-1.7%
Expected life (in years)	3.43-4.76	2.79-4.99	2.39-4.58

Research and development costs
n.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred except royalty-bearing participation from the IIA as described in Note 2o.

ASC 985-20, “Software - Costs of Computer Software to be Sold, Leased or Otherwise Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Based on the Company’s product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release have been insignificant. Therefore, all research and development costs have been expensed.

Government grants
o.	Government grants:

The Company receives royalty-bearing grants, which represent participation of the IIA in approved programs for research and development. These amounts are recognized on the accrual basis as a reduction of research and development costs as such costs are incurred. Royalties to the IIA are recorded under cost of revenues, when the related sales are recognized (see also Note 8a1).

The Company also receives grants from the Israeli Ministry of Economy (the “MOE”), which are grants of up to 50% of relevant marketing expenses. These grants are presented as a reduction of marketing expenses and amounted to $6, $75 and $215 for the years ended December 31, 2017, 2016 and 2015, respectively (see also Note 8a2).

Income (loss) per share
p.	Income (loss) per share:

Basic and diluted income (loss) per Ordinary Share is presented in conformity with ASC 260, “Earnings Per Share”, for all years presented. Basic income (loss) per Ordinary Share is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period. Diluted income (loss) per Ordinary Share is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period plus any additional Ordinary Shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

Certain securities were not included in the computation of diluted income (loss) per share since they were anti-dilutive. The total weighted average number of shares related to the outstanding options, restricted share units (“RSUs”) and warrants excluded from the calculation of diluted net income (loss) per share were, 70,801 and 1,349,414 as of 2017 and 2015, respectively. As of December 31, 2016, there were no anti-dilutive securities.

Income taxes
q.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. Deferred tax asset and liability account balances are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a full valuation allowance to reduce deferred tax assets to the extent it believes it is more likely than not that such benefits will be realized.

Income tax uncertainties
r.	Income tax uncertainties:

In accordance with ASC 740, “Income Taxes”, the Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% of the amount likely to be realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. When applicable, the Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense. As of December 31, 2017 and 2016, no liability for unrecognized tax benefits was recorded.

Severance pay
s.	Severance pay:

The Company’s liability for severance pay for its Israeli employees is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. After completing one full year of employment, the Company’s Israeli employees are entitled to one month’s salary for each year of employment or a portion thereof. The Company’s liability is partially provided by monthly deposits with severance pay funds, insurance policies and by an accrual. The liability for employee severance pay benefits included on the balance sheet represents the total liability for such severance benefits, while the assets held for severance benefits included on the balance sheet represent the current redemption value of the Company’s contributions made to severance pay funds and to insurance policies.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

Effective January 1, 2012, the Company’s agreements with new employees in Israel are in accordance with section 14 of the Severance Pay Law - 1963 which provides that the Company’s contributions to the severance pay fund shall cover its entire severance obligation. Upon termination, the release of the contributed amounts from the fund to the employee shall relieve the Company from any further severance obligation and no additional payments shall be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not recorded as part of the balance sheet, as the Company is legally released from its severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership of the amounts deposited.

Severance expenses for the years ended December 31, 2017, 2016 and 2015 amounted to $1,007, $905 and $485, respectively.

Fair value of financial instruments
t.	Fair value of financial instruments:

The financial instruments of the Company consist mainly of cash and cash equivalents, restricted bank deposit, short-term bank deposit, trade receivables, trade payables and other accounts payable and accrued expenses. Due to the short-term nature of such financial instruments, their fair value approximates their carrying value.

Legal contingencies
u.	Legal contingencies:

From time to time, the Company may be involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. The Company’s estimations and related accruals if any are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events relating to a particular matter.

Comprehensive income
v.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, “Comprehensive Income”, which establishes standards for the reporting and displays of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its only item of other comprehensive income relates to foreign currency translation adjustment and gains or losses on intercompany foreign currency transactions that are of a long-term investment nature in connection with its subsidiary in Brazil.

Recently issued accounting standards
w.	Recently issued accounting standards:

1.	In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)”. Under the new standard, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The FASB has recently issued several amendments to the standard, including clarification on identifying performance obligations.

The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the modified retrospective method). The Company will adopt the new standard, effective January 1, 2018, using the modified retrospective method applied to those contracts which were not substantially completed as of January 1, 2018.

The cumulative adjustment will decrease the Company’s accumulated deficit as of January 1, 2018 by $337, while decreasing the Company’s deferred revenues by $80, increasing the Company’s trade receivables by $233 and increasing the Company’s other accounts receivable and prepaid expenses by $24.

The most significant impact of the standard on the Company’s financial statements relates to differences in timing of revenue recognition under the new standard.

2.	In July 2015, the FASB issued ASU No. 2015-11, “Inventory (Topic 330): Simplifying the Measurement of Inventory” (“ASU 2015-11”). The new standard applies only to inventory for which cost is determined by methods other than last-in, first-out or the retail inventory method, such as inventory measured using first-in, first-out, or average cost. Inventory within the scope of ASU 2015-11 is required to be measured at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The Company adopted ASU 2015-11 during the first quarter of 2017, which did not have a material impact on the Company’s consolidated financial statements.

3.	In February 2016, the FASB issued ASU No. 2016-02, “Leases” (Topic 842) (“ASU 2016-02”), whereby lessees will be required to recognize for all leases at the commencement date a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis, and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Companies may not apply a full retrospective transition approach. ASU 2016-02 is effective for annual and interim periods beginning after December 15, 2018. Early application is permitted. The Company is currently evaluating the potential impact of this pronouncement.

4.	In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company will adopt the new standard effective January 1, 2018 and does not expect the adoption of ASU 2016-18 to have a material impact on the Company’s consolidated financial statements.

5.	In May 2017, the FASB issued ASU No. 2017-09, “Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting” (“ASU 2017-09”). ASU 2017-09 was issued to provide clarity and reduce both 1) diversity in practice and 2) cost and complexity when applying the guidance in ASC 718 to a change in the terms or conditions of a share-based payment award. ASU 2017-09 provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting under ASC 718. The amendments in ASU 2017-09 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period. The amendments in ASU 2017-09 should be applied prospectively to an award modified on or after the adoption date. The Company will adopt the new standard effective January 1, 2018 and does not expect the adoption of this guidance to have a material impact on the Company’s consolidated financial statements.